Income Taxes - Summary of Components of Tax Expenses and Benefit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure representing major components of tax expense income [line items]
Withholding tax cash payment for interest and other taxes	$ 2,600	$ 4,900
Deferred tax assets	534,078	649,421
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits	169,400
Deferred tax assets	494,000	584,200
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	$ 324,600	$ 304,100